EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

26       EARNINGS (LOSS) PER SHARE

26.1    Basic

The basic (loss) earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the year, excluding the common shares acquired by the Company and held as treasury shares.

	December 31,	December 31,	December 31,
	2019	2018	2017
Resulted of the year attributable for controlling shareholders'	(2,817,518)	319,693	1,820,994
Weighted average number of shares in the year	1,361,264	1,105,826	1,106,297
Weighted average treasury shares	(12,042)	(12,333)	(14,597)
Weighted average number of outstanding shares	1,349,222	1,093,493	1,091,700
Basic loss per common share - R$	(2.08825)	0.29236	1.66804

26.2    Diluted

The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares that would cause dilution.

	December 31,	December 31,	December 31,
	2019	2018	2017
Resulted of the year attributed to controlling shareholders'	(2,817,518)	319,693	1,820,994
Weighted average number of shares in the year (except treasury shares)	1,349,222	1,093,493	1,091,700
Adjustment by stock options	—	1,386	2,428
Weighted average number of shares (diluted)	1,349,222	1,094,879	1,094,128
Diluted loss per common share - R$	(2.08825)	0.29199	1.66433

Due to the loss in the year, the Company does not consider the dilution effect in the measurement.